Label	Element	Value
LIFEX Inflation-Protected Income Fund 1958F
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifeX Inflation-Protected Income Fund 1958F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The LifeX Inflation-Protected Income Fund 1958F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).
The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.
The Fund is only being offered to investors who are women born on or between January 1, 1958 and December 31, 1958 (the “Investor Cohort”).
There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.
The Fund is not an annuity or other type of insurance contract; consequently:
•	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.
•
Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

•	The investment techniques used by Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) may fail to produce the desired results and cause the Fund to incur significant losses.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities, interest rates and inflation (which we refer to as “U.S. Government Securities Derivatives”). TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non‑payment). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and derivatives to support the Fund’s inflation-linked distributions.
Changes to interest rates or expected inflation could result in the Fund’s TIPS being insufficient to meet its cash flow needs. Therefore, in response to changes in interest rates or expected inflation, the Fund may seek to hedge its interest rate or inflation exposure by entering into U.S. Government Securities Derivatives. There can be no assurance that the Fund’s use of derivatives will successfully hedge the Fund’s exposure or that appropriate derivatives will be available to the Fund to effectively hedge its exposure and, under certain circumstances described below, the Fund’s use of derivatives may actually increase the likelihood that the Fund will run out of assets prior to the Reorganization. An inflation swap agreement involves the exchange of cash flows based on a specified inflation rate and a specified principal amount, usually a fixed payment based on the forward-looking inflation rate implied by the yield difference between Treasury securities and TIPS, for a floating payment that is linked to the Consumer Price Index (as defined below). An interest rate swap agreement involves the exchange of the right to receive or the obligation to pay interest on a security or other reference rate (i.e., a swap of the right to receive floating rate payments for fixed rate payments).
The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into a corresponding closed‑end investment company (the “Successor Fund” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.
Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. The annual total distribution per share shall not fall below $1.00 per share per year.
The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.
Together with the Successor Fund, the Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100. The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).
Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will be notified in advance of the date of Reorganization and will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Following the Reorganization, Successor Fund shareholders will have no ability to redeem their Successor Fund shares; shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.
The combined purpose of the Fund and the Successor Fund is to provide a stream of distributions linked to inflation from their investments over the life of a shareholder: the Fund is intended to provide such distributions until the Reorganization in the year in which the members of the Investor Cohort turn 80, and the Successor Fund is intended to provide such distributions for the remainder of a shareholder’s life or until the Successor Fund liquidates, whichever is earlier. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A form of the Successor Fund’s prospectus is included as Appendix B to the Fund’s prospectus.
The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund is, and the Successor Fund will be, managed by Stone Ridge and will have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.
Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open‑End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.
As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open‑End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open‑End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open‑End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open‑End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open‑End LifeX Inflation-Protected Income Funds.
The purpose of having different offering prices for the Open‑End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors — younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open‑End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open‑End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.
The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.
Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
LIFEX Inflation-Protected Income Fund 1958F | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
LIFEX Inflation-Protected Income Fund 1958F | Risk that the Fund Will Run Out of Assets [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.
In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Cleared U.S. Government Securities Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.
LIFEX Inflation-Protected Income Fund 1958F | No Insurance Protections Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

LIFEX Inflation-Protected Income Fund 1958F | Consumer Price Index Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Investor Cohort as a result of different spending patterns between the U.S. population generally and the Investor Cohort and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index.

LIFEX Inflation-Protected Income Fund 1958F | Treasury Inflation Protected Securities TIPS Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

LIFEX Inflation-Protected Income Fund 1958F | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.
In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non‑parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.
LIFEX Inflation-Protected Income Fund 1958F | US Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

LIFEX Inflation-Protected Income Fund 1958F | Successor Fund Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

LIFEX Inflation-Protected Income Fund 1958F | Individual Mortality Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

LIFEX Inflation-Protected Income Fund 1958F | Risk that the Successor Fund Will Run Out of Assets [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

LIFEX Inflation-Protected Income Fund 1958F | No Successor Fund Liquidity [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non‑transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

LIFEX Inflation-Protected Income Fund 1958F | Finite Existence Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

LIFEX Inflation-Protected Income Fund 1958F | Cleared US Government Securities Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.
In October 2020, the Commission adopted Rule 18f‑4 under the 1940 Act (“Rule 18f‑4”) providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. The Fund intends to qualify as a “limited derivatives user” under Rule 18f‑4, and, therefore, it is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets, and to maintain written policies and procedures reasonably designed to manage its derivatives risk. Compliance with Rule 18f‑4 will restrict the Fund’s ability to engage in certain derivatives transactions.
LIFEX Inflation-Protected Income Fund 1958F | Reorganization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

LIFEX Inflation-Protected Income Fund 1958F | Insufficient Scale Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

LIFEX Inflation-Protected Income Fund 1958F | Limited Operating History Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a series of an open‑end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

LIFEX Inflation-Protected Income Fund 1958F | LIFEX Inflation-Protected Income Fund 1958F
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 318

[1]
Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all‑in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 1.00% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

[2]
Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.